S000001576 [Member] Expense Example - Balanced Strategy Fund	Oct. 31, 2025 USD ($)
Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 146
Expense Example, with Redemption, 3 Years	480
Expense Example, with Redemption, 5 Years	838
Expense Example, with Redemption, 10 Years	1,845
Class M
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	320
Expense Example, with Redemption, 5 Years	568
Expense Example, with Redemption, 10 Years	1,279
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	685
Expense Example, with Redemption, 3 Years	951
Expense Example, with Redemption, 5 Years	1,237
Expense Example, with Redemption, 10 Years	2,049
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	192
Expense Example, with Redemption, 3 Years	629
Expense Example, with Redemption, 5 Years	1,093
Expense Example, with Redemption, 10 Years	2,376
Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	330
Expense Example, with Redemption, 5 Years	578
Expense Example, with Redemption, 10 Years	1,288
Class R1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	95
Expense Example, with Redemption, 3 Years	324
Expense Example, with Redemption, 5 Years	572
Expense Example, with Redemption, 10 Years	$ 1,282